Fair Values Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Of Financial Instruments [Abstract]
Table Of Assets And Liabilities Measured At Fair Value

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets

Financial assets at fair value through profit or loss
- Debt securities	942,761	942,761	541,977	400,784	—
- Derivatives	3,877,749	3,877,749	—	2,695,749	1,182,000
- Equity instruments	7,795,950	7,795,950	1,762,142	—	6,033,808
Financial assets at fair value through other comprehensive income - Debt securities	127,543,852	127,543,852	1,947,177	125,596,675	—
Financial assets at fair value through other comprehensive income - Equity instruments	28,499	28,499	—	28,499	—

Total	140,188,811	140,188,811	4,251,296	128,721,707	7,215,808

Financial liabilities at fair value through profit or loss

Derivatives	188,694	188,694	—	188,694	—

Total	188,694	188,694	—	188,694	—
The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2019 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets

Financial assets at fair value through profit or loss
- Debt securities	5,622,562	5,622,562	—	5,622,562	—
– Derivatives	4,148,248	4,148,248	—	3,215,686	932,562
- Equity instruments	5,653,673	5,653,673	1,524,516	—	4,129,157
Financial assets at fair value through other comprehensive income - Debt securities	61,506,254	61,506,254	1,667,766	59,838,488	—
Financial assets at fair value through other comprehensive income - Equity instruments	37,260	37,260	—	37,260	—

Total	76,967,997	76,967,997	3,192,284	68,713,996	5,061,719

Financial liabilities at fair value through profit or loss

Trading liabilities	790,707	790,707	790,707	—	—
Derivatives	4,183,526	4,183,526	—	4,183,526	—

Total	4,974,233	4,974,233	790,707	4,183,526	—

Table Of Transfers Between Hierarchy Levels From Level 1 To Level 2

	December 31, 2020	December 31, 2019
Treasury Bonds adjusted by CER in pesos maturing in 2021	62,700	142,429

Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets	The sensitivity is related to the two following variables: the WACC (Weighted Average Cost of Capital) and the g level (the growth factor for future cash flows after 2023 that determines the terminal value):

Prisma equity (49%) + minority discount (9.09%) – $ millions
	g (terminal value growth – annual )
	2.00%	3.00%	4.00%
97.5%	52,020.5	54,950.5	58,413.1
100%	51,368.3	54,252.6	57,664.8
102.5%	50,727.0	53,569.7	56,929.2

Table Of Assets And Liabilities Not Measured At Fair Value

	Book value	Total fair value		Level 2 Fair value	Level 3 Fair value
Financial assets

Cash and cash equivalents	152,040,070	(a	)	—	—
Other financial assets	20,841,365	(a	)	—	—
Loans and advances	279,585,511	276,440,067		—	276,440,067
Reverse repurchase agreements	48,686,967	(a	)	—	—
Financial liabilities

Deposits	478,223,264	473,797,890		1,677,826	472,120,064
Other financial liabilities	39,226,721	(a	)	—	—
Bank loans	9,626,028	9,870,481		4,813,284	5,057,197
Debt securities issued	1,168,782	1,137,658		1,137,658	—
The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2019 is detailed below:

	Book value	Total fair value		Level 2 Fair value
Financial assets

Cash and cash equivalents	212,733,025	(a	)	—
Other financial assets	14,835,962	(a	)	—
Loans and advances	265,650,592	262,969,717		262,969,717

Financial liabilities

Deposits	400,236,797	397,728,689		397,728,689
Other financial liabilities	39,242,734	(a	)	—
Bank loans	8,371,111	8,326,413		8,326,413
Debt securities issued	9,964,233	9,889,946		9,889,946

a)	The Group does not report the fair value as the accounting values are a reasonable approximation of the fair values.

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
Below we present the sensitivity for the valuation of the put option per share, based on the level of implied volatility and the theoretical exercise price of the share price, the result of which is shown in the tables below:

Sensibility - US$
Volatility
	10.0%	12.0%	15.0%	20.0%
95%	1.08	1.16	1.26	1.42
100%	1.26	1.30	1.42	1.59
105%	1.43	1.48	1.58	1.75

Reconciliation of unobservable input reconciliation
The following table shows a reconciliation between opening balances and final balances of Level 3 fair values:

	December 31, 2020	December 31, 2019
Balance at the beginning of the fiscal year	5,061,719	—
Investments in equity instruments – Prisma Medios de Pago S.A. (*)	3,368,893	4,129,157
Derivatives - Put options - Prisma Medios de Pago S.A. (*)	497,000	932,562
Dividends received	(452,277)	—
Net monetary inflation adjustment	(1,259,527)	—

Balance at year-end	7,215,808	5,061,719

(*)	Presented in Gains on financial assets and liabilities at fair value through profit or loss, net.